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                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated August 18, 2005
                   to the Statement of Additional Information dated February 25, 2005, as supplemented April 1, 2005 and April 29, 2005



         The second paragraph on page 7 of the Statement of Additional Information under the heading "Debt Investments - BANK INSTRUMENTS" has been deleted in its entirety.